Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 36,850		¥ 35,782	¥ 33,443	$ 5,783
Short-term investments, net	143,243		126,402		22,478
Accounts receivable, net	9,981		8,668		1,566
Total current assets	213,315		183,342		33,474
Fixed assets, net	23,027		17,508		3,613
Intangible assets, net	1,689		2,022		265
Licensed copyrights, net	7,258		6,435		1,139
Produced content, net	10,951		6,556		1,718
Long-term investments, net	67,332		76,233		10,566
Operating lease right-of-use assets	12,065		9,804		1,894
Total non-current assets	166,719		149,366		26,162
Total	380,034		332,708		59,636
Accounts payable and accrued liabilities	41,384		36,716		6,494
Customer deposits and deferred revenue	13,706		12,626		2,151
Operating lease liabilities	2,862		2,366		450
Total current third-party liabilities	74,488		68,385		11,689
Operating lease liabilities	5,569		4,693		874
Total non-current third-party liabilities	81,594		72,480		12,803
Total revenues	124,493	$ 19,536	107,074	107,413
Net (loss) income	7,591	1,191	19,026	(2,288)
Net cash provided by operating activities	20,122	3,158	24,200	28,458
Net cash used in investing activities	(31,444)	(4,934)	(27,552)	(19,974)
Net cash provided by financing activities	23,396	3,671	5,665	(3,873)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	2,879		2,348		452
Short-term investments, net	2,986		6,930		469
Accounts receivable, net	7,490		6,151		1,175
Others	8,074		8,560		1,268
Total current assets	21,429		23,989		3,364
Fixed assets, net	8,905		4,978		1,397
Intangible assets, net	1,614		1,499		253
Licensed copyrights, net	2,289		993		359
Produced content, net	10,426		6,130		1,636
Long-term investments, net	23,104		20,707		3,626
Operating lease right-of-use assets	7,076		6,460		1,110
Others	10,697		7,717		1,678
Total non-current assets	64,111		48,484		10,059
Total	85,540		72,473		13,423
Total current third-party liabilities	30,592		25,051		4,801
Total non-current third-party liabilities	6,286		5,519		986
Total liabilities	65,510		50,162		10,280
Total revenues	61,380	9,632	52,666	51,988
Net (loss) income	(220)	(35)	2,091	(2,950)
Net cash provided by operating activities	4,121	647	4,616	1,649
Net cash used in investing activities	(7,551)	(1,185)	(8,382)	(4,829)
Net cash provided by financing activities	3,999	$ 628	3,859	¥ 3,604
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities	18,352		14,363		2,880
Customer deposits and deferred revenue	6,050		5,991		949
Operating lease liabilities	2,619		2,068		411
Others	3,571		2,629		561
Total current third-party liabilities	30,592		25,051		4,801
Operating lease liabilities	5,253		4,376		824
Others	1,033		1,143		162
Total non-current third-party liabilities	6,286		5,519		986
Variable Interest Entity, Primary Beneficiary | Amounts due to the company and its non-VIE subsidiaries net
Variable Interest Entity [Line Items]
Amounts due to the Company and its non-VIE subsidiaries, net	¥ 28,632		¥ 19,592		$ 4,493